Equity (Deficit) (Tables)	9 Months Ended
Sep. 30, 2024
Disclosure Of Equity [abstract]
Summary of Certificate of Contribution "A"
PEMEX’s Certificates of Contribution “A” are as follows:

	Amount
Certificates of Contribution “A” as of December 31, 2022	Ps.	1,029,592,293
Increase in Certificates of Contribution “A” during 2023	166,615,123
Certificates of Contribution “A” as of December 31, 2023	Ps.	1,196,207,416
Increase in Certificates of Contribution “A” during 2024	150,509,050
Certificates of Contribution “A” as of September 30, 2024	Ps.	1,346,716,466

Summary of Government Contributions to Petróleos Mexicanos through the Ministry of Energy
Mexican Government contributions made in the form of Certificates of Contribution “A” during the nine-month period ended September 30, 2024 totaled Ps.150,509,050 and were designated for the strengthening of Petróleos Mexicanos’ financial position and for the “Proyecto Aprovechamiento de Residuales” (Waste Utilization Project) in the Salina Cruz Refinery, as follows:

Date	Strengthening of financial position		Waste Utilization Project
January 12	Ps.	22,479,358	Ps.	—
February 12	32,391,756		—
March 7	13,997,554		—
March 26	5,857,845		—
March 26	2,510,505		—
April 8	5,632,399		—
May 9	21,321,366		—
May 9	8,980,400		—
May 21	27,634,576		—
June 11	4,194,241		—
August 8	—		5,509,050
Total	Ps.	145,000,000	Ps.	5,509,050